Share capital - Shares authorised and issued (Details)	9 Months Ended
Sep. 30, 2024 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	125,702,396
Exercise of share-based payment awards (in shares)	3,260,372
Number of shares issued, ending balance (in shares)	130,769,846
Shares issued in relation to the acquisition of IP (in shares)	1,807,078
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	125,702,396
Exercise of share-based payment awards (in shares)	3,260,372
Number of shares issued, ending balance (in shares)	130,769,846
Shares issued in relation to the acquisition of IP (in shares)	1,807,078